Financial Risk Management and Fair Values of Financial Instruments - Schedule of Contract Assets and Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Contract Assets and Accounts Receivable [Abstract]
Expected loss rate, contract assets
Expected loss rate, accounts receivable	3.00%	0.70%
Total carrying amount, contract assets	$ 3,980,380	$ 3,153,022
Total carrying amount, accounts receivable	8,241,352	8,848,384
Loss allowance, contract assets
Loss allowance, accounts receivable	247,536	65,938
Balance at beginning, contract assets	65,938	107,186
Balance at beginning, accounts receivable		(107,186)	$ 18,195
Acquisition through business combination, contract assets		4,212
Acquisition through business combination, accounts receivable			32,452
Reversal for impairment loss, contract assets		(44,725)
Reversal for impairment loss, accounts receivable
Provision for impairment loss, contract assets	192,134
Provision for impairment loss, accounts receivable			72,808
Write off, contract assets	(2,579)
Write off, accounts receivable			(13,676)
Exchange difference	(7,957)	(735)
Exchange difference, accounts receivable			(2,593)
Balance at Ending, contract assets	$ 247,536	$ 65,938	107,186
Balance at Ending, accounts receivable			$ (107,186)